Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, share authorized	50,000,000	50,000,000
Preferred stock, share issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	450,000,000	450,000,000
Common stock, share issued	18,277,893	18,277,893
Common stock, share outstanding	18,277,893	18,277,893